Capital structure and financial items - Other non-cash items - Other non-cash items (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reversals Of Non-Cash Income Statement Items [Abstract]
Interest income and interest expenses, net (note 4.9)	kr (198)	kr (527)	kr 139
Capital gain/(loss) on investments, net (note 4.9)	19	106	124
Result of associated companies (note 4.9)	17	(81)	189
Share-based payment costs (note 5.1)	2,289	2,149	1,539
Increase/(decrease) in provisions and retirement benefit obligations	22,118	32,230	18,465
Exchange rate effects on provisions and retirement benefit obligations	(5,846)	2,277	(3,238)
Adjustment for remeasurements of retirement benefit obligations	(119)	13	615
Adjustment of provisions and retirement benefit obligations related to acquisition of businesses	(1,088)	0	0
Unrealised gain/(loss) on fair value hedge through profit or loss	(5,098)	(662)	2,448
Other	2,935	(1,988)	2,228
Total other non-cash items	kr 15,029	kr 33,517	kr 22,509